Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [Abstract]
Schedules of related parties income
	Year ended December 31
	2017	2016	2015
	NIS in millions
Management fees from the parent company (section d)	1.5	1.4	1.5
Interest income from investees	23	29	34

Schedules of other expenses and payments
	Year ended December 31
	2017		2016		2015
	Number of people	NIS in millions	Number of people	NIS in millions	Number of people	NIS in millions
Directors' fees	6	2.2	8	2.7	8	3.3
Salaries and related expenses, see (1) below	3	14.3	4	31.1	5	28.1

(1)	As for the employment terms (including share based compensation) of the Executive Vice Chairman of the Board and CEO, and former CEO (who serves as a Director) and VP Investments of the Company, see details in section c below.

Schedules of balances with related parties
	December 31
	2017	2016
	NIS in millions
Interest receivable from joint venture and equity-accounted investee (Note 6)	10	11
Loans to equity-accounted investees (Note 8a)	354	401